GMO U.S. Opportunistic Value Fund Expense Example - GMO U.S. Opportunistic Value Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	672
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	599
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	562
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	684
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	$ 829